Document and Entity Information	Nov. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	HARMONIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25826
Entity Tax Identification Number	77-0201147
Entity Address, Address Line One	2590 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	542-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000851310
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HLIT
Security Exchange Name	NASDAQ